Expense Example, No Redemption - Class C	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 10 Years
USD ($)	160	515	894	1,958	160	531	928	2,038	172	556	965	2,107	172	593	1,041	2,283